Investment in Equity Securities, Equity Securities with Readily Determinable Fair Values (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Investments in Equity Securities with Readily Determinable Fair Values [Abstract]
Beginning balance	$ 209,486
Proceeds from sale of equity securities	(205,751)	$ 0
Realized loss on equity securities revalued at fair value at end of the period	(2,774)
Unrealized foreign exchange loss	(961)
Ending balance	0
Dividend income on equity securities	$ 0	$ 4,623